John H. Lively

The Law Offices of John H. Lively & Associates, Inc.

A member firm of The 1940 Act Law Group TM

11300 Tomahawk Creek Parkway, Suite 310

Leawood, KS 66211

Phone: 913.660.0778 Fax: 913.660.9157

john.lively@1940actlawgroup.com

January 16, 2018

Securities and Exchange Commission
Filing Desk
100 F Street, N.E.
Washington, D.C. 20549

RE:	The Registration Statement filed on Form N-1A under the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended (the “1940 Act”), of Capital Management Investment Trust (the “Trust”) (File Nos. 33-85242 and 811-08822)

Ladies and Gentlemen:

Enclosed herewith for filing on behalf of the Trust, please find Post-Effective Amendment No. 40 to the Trust’s Registration Statement under the Securities Act of 1933, as amended (the “1933 Act”), and Amendment No. 41 to the Trust’s Registration Statement under the Investment Company Act of 1940, as amended (the “1940 Act”) (collectively, the “Amendment”).

This Amendment is being filed pursuant to Rule 485(a) under the 1933 Act in order to reflect changes related to the reorganization of the Wellington Shields All-Cap Fund into the Capital Management Mid-Cap Fund among other changes, including to change the names and eliminate the Investor Class shares of the Capital Management Mid-Cap and Capital Management Small-Cap Funds and to revise the investment objective and principal investment strategies of the Capital Management Mid-Cap Fund.

If you have any questions concerning the foregoing, please contact the undersigned at (913) 660-0778 or john.lively@1940actlawgroup.com.

/s/ John H. Lively

On behalf of The Law Offices of John H. Lively & Associates, Inc.